Share Capital and Capital reserve (Details) € in Millions		3 Months Ended	12 Months Ended
	Jan. 02, 2018 $ / shares shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2015 $ / shares	Mar. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares	$ 16.6516			$ 11.4824
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
Total share capital and capital reserve					€ 1,758.3	€ 1,637.5
Listing and share transaction costs					(13.8)	(13.8)
Total Capital reserve					1,744.5	1,623.7
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve					1,747.7	1,626.9
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve					€ 10.6	€ 10.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares	8,705,890
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares		$ 10.00	$ 10
Issued and fully paid (in shares) | shares					173,997,436,000,000	165,291,546,000,000
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares		$ 10.00	$ 10
Issued and fully paid (in shares) | shares					1,500,000,000,000	1,500,000,000,000